Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2012
Institutional Shares | JPMorgan Access Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Access Balanced Fund Class/Ticker: Institutional/JXBIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of domestic and international equity, fixed income, and alternative assets, as described below. The Fund invests in mutual funds in the same group of investment companies (i.e. J.P. Morgan Funds), unaffiliated open-end and closed-end investment companies (which may or may not be registered under the Investment Company Act of 1940, as amended), exchange traded funds (ETFs) and directly in individual securities. In addition, to the extent permitted by applicable law or the exemptive relief obtained from the Securities and Exchange Commission (SEC), the Fund invests directly in other financial instruments, including derivatives, such as futures, swaps and structured investments, to gain exposure to or to overweight or underweight allocations among various sectors or markets.

The Fund’s adviser is J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) and it sets the Fund’s overall investment strategies. The Fund is managed by J.P. Morgan Private Investments Inc. (JPMPI). JPMPI utilizes an allocation process (Strategic Asset Allocations) to invest the Fund’s assets across the various asset classes and with various sub-advisers. JPMPI and JPMIM use rigorous criteria to select sub-advisers and underlying fund managers to manage certain portions of the Fund’s assets. In choosing whether to buy or sell an investment and to set their allocations, JPMPI considers the following factors: (1) market trends, (2) JPMPI’s outlook for a market capitalization or investment style category, and (3) an underlying fund manager’s performance in various market conditions. JPMPI will also consider the advantages and disadvantages to the Fund of using actively versus passively managed investment vehicles. By combining the strengths of different sub-advisers and underlying fund managers, the Fund seeks to benefit from a variety of investment selection processes and methodologies to achieve its investment objective.

The descriptions below include both the range that the Fund may invest within a particular asset class and the various investments that the Fund may use to gain exposure to such asset class. JPMPI frequently monitors and may make tactical changes to the Strategic Asset Allocations, including shifts among the various asset classes and allocations to the other sub-advisers and underlying fund managers.

U.S. and International Equity: The allocation range will typically be 30%–70% of the Fund’s total assets. The Fund’s equity-related investments consist of J.P. Morgan Funds, unaffiliated investment companies, ETFs and individual securities. Whether investing through an investment company or directly in securities, the investments in this asset class are: common stock, preferred stock, structured investments, convertible securities, depository receipts and warrants to buy common stocks. The Fund invests in foreign and emerging market securities.

U.S. and International Fixed Income: The allocation range will typically be 25%–60% of the Fund’s total assets. The Fund’s fixed income investments include J.P. Morgan Funds, unaffiliated investment companies, ETFs and individual securities. Whether investing through an investment company or directly in securities, the investments in this asset class include: U.S. government securities (including agencies and instrumentalities), municipal bonds (including housing authority obligations), domestic and foreign corporate bonds, high yield securities (junk bonds), loan participations and assignments, debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, mortgage-backed and asset-backed securities, inflation-indexed bonds and Treasury Inflation Protected Securities (TIPS).

Alternative: The allocation range will typically be 0%–30% of the Fund’s total assets. The Fund’s alternative-related investments include J.P. Morgan Funds, unaffiliated investment companies and ETFs. Whether investing through a mutual fund or directly in securities, the investments in this asset class give the Fund exposure to: market neutral strategies, absolute return strategies, directional strategies, real estate (including REITs), private equity, mezzanine debt and commodities.

The Fund may invest in ETFs in order to gain exposure to particular asset classes. An ETF is a registered investment company, depositary receipt or other pooled investment vehicle that seeks to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

		Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses structured notes as tools in the management of portfolio assets. In particular, the Fund uses structured notes for risk management and to increase the Fund’s income or gain. To the extent that the Fund invests in underlying funds, such underlying funds may also use derivatives.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investments in Mutual Funds Risk. The Fund’s investments are concentrated in J.P. Morgan Funds and unaffiliated investment companies, so the Fund’s investment performance is directly related to the performance of the underlying funds. Shareholders will indirectly bear the expenses incurred by the underlying funds.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

ETF Risk. The Fund and underlying funds may invest in shares of other investment companies, including ETFs. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Foreign Securities and Emerging Market Risk. Underlying funds that invest in foreign issuers are subject to additional risks including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Country and Region Risk. Some of the underlying funds concentrate their investments in securities of a single country or region (e.g., China Region, India, Latin America or Russia). Because these underlying funds concentrate their investments in a single country or region, their performance may be more volatile than that of a fund that can invest globally.

Currency Risk. The underlying funds are subject to risks associated with foreign currency. Certain underlying funds are not required to hedge their non-dollar investments back to the U.S. dollar for defensive purposes. As a result, changes in foreign currency exchange rates will affect the value of certain underlying funds’ securities and the price of the underlying funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets may be more volatile and generally are not as regulated as securities markets.

Equity Securities Risk. Some of the underlying funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the stocks held by an underlying fund goes down, the value of your investment in the Fund will be affected.

Fixed Income Securities Risk. Some of the underlying funds invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of a fund’s investments generally drops. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. When the value of investments in the Fund or underlying fixed income funds goes down, the value of your investment in the Fund will be affected.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund or the underlying funds. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund or the underlying funds to sell such investments.

High Yield Securities Risk. Certain of the underlying funds may invest in securities that are issued by companies which are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. Certain of the underlying funds may invest in real estate securities, including real estate investment trusts (REITs), which are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Derivatives Risk. The Fund and certain of the underlying funds may use derivatives in connection with their investment strategies. Derivatives, including futures, swaps and structured investments, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund and the underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or underlying funds do not have a claim on the reference assets and are subject to enhanced counterparty risk. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. In addition, the Fund and certain of the underlying funds may use derivatives for non-hedging purposes, which increases the Fund’s or the underlying funds’ potential for loss.

Structured Note Risk. The Fund, or certain of the underlying funds, invest in commodity, currency, equity and fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Index Investing Risk. Certain of the underlying funds, including ETFs, in which the Fund may invest are index funds. Index funds are not actively managed and are designed to track the performance and holdings of a specified index. Securities may be purchased, held and sold by an index fund at times when an actively managed fund would not do so. There is also the risk that the underlying fund’s performance may not correlate with the performance of the index.

Preferred Stock Risk. The Fund and certain underlying funds may invest in preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Government Securities Risk. The Fund and certain of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations such as Fannie Mae and Freddie Mac may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past two calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. The table compares that performance to the Access Balanced Composite Benchmark, a customized benchmark, the Barclays U.S. Aggregate Index, a broad-based securities market index, and the MSCI World Index (net of foreign withholding taxes), also a broad-based securities market index. The Access Balanced Composite Benchmark is a composite benchmark comprised of unmanaged indexes that corresponds to the Fund’s model allocation and that consists of the MSCI World Index (net of foreign withholding taxes) (50%), Barclays U.S. Aggregate Index (35%) and Citigroup 3-Month Treasury Bill Index (15%). Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganaccessfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund's Institutional Class Shares for the past two calendar years. The table shows the average annual total returns over the past one year and the life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Access Balanced Composite Benchmark, a customized benchmark, the Barclays U.S. Aggregate Index, a broad-based securities market index, and the MSCI World Index (net of foreign withholding taxes), also a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganaccessfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2010	7.80%
Worst Quarter	3rd quarter, 2011	-10.89%
		The Fund’s year-to-date total return through 9/30/12 was 8.36%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan Access Balanced Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%	[1]
1 Year	rr_ExpenseExampleYear01	176
3 Years	rr_ExpenseExampleYear03	545
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	2,041
1 Year	rr_ExpenseExampleNoRedemptionYear01	176
3 Years	rr_ExpenseExampleNoRedemptionYear03	545
5 Years	rr_ExpenseExampleNoRedemptionYear05	939
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,041
2010	rr_AnnualReturn2010	7.52%
2011	rr_AnnualReturn2011	(4.68%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.89%)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.68%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Institutional Shares | JPMorgan Access Balanced Fund | Return After Taxes on Distributions | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.97%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Institutional Shares | JPMorgan Access Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.65%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Institutional Shares | JPMorgan Access Balanced Fund | ACCESS BALANCED COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.19%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.84%
Institutional Shares | JPMorgan Access Balanced Fund | BARCLAY'S U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.84%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.46%
Institutional Shares | JPMorgan Access Balanced Fund | MSCI WORLD INDEX (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.27%

[1]	The shares of the affiliated Underlying Funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a share- holder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.10% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent will waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds. After such waivers, the net expenses for the Fund would have been 1.45% for Institutional Class shares.